Submission	Dec. 19, 2024
Submission [Line Items]
Central Index Key	0001557746
Registrant Name	Aclaris Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES